Summary of Principal Accounting Policies - Investments in Affiliates (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Juzhou Film and Television Fund
Investments in affiliates
Impairment loss recorded from equity in affiliates			¥ 2.6
Jufu Guangsheng M&A Private Equity Fund
Investments in affiliates
Impairment loss recorded from equity in affiliates	¥ 29.9	¥ 28.7
Maximum | Funds
Investments in affiliates
Equity method investment, ownership percentage (in percentage)				5.00%
Minimum | Affiliates
Investments in affiliates
Equity method investment, ownership percentage (in percentage)	20.00%